Air traffic liability and Loyalty Program - Schedule of Air Traffic Liability (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of air traffic liability [Line Items]
Air traffic liability and loyalty program	R$ 5,205,876	R$ 4,140,025
Average use term(a)	56 days	48 days
Loyalty program partners
Disclosure of air traffic liability [Line Items]
Air traffic liability and loyalty program	R$ (576,245)	R$ (520,246)
Cargo and passenger air traffic liability
Disclosure of air traffic liability [Line Items]
Air traffic liability and loyalty program	R$ 5,782,121	R$ 4,660,271